Qualitative and quantitative information on financial risks - Summary of Aging of Trade Receivables (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	€ 588,386,000	€ 672,661,000
Loss allowance	(14,590,000)	(6,681,000)	€ (6,512,000)
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	248,790,000	240,457,000
Credit risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	248,790,000	240,457,000
Loss allowance	(14,590,000)	(6,681,000)
Credit risk | Trade receivables | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	263,380,000	247,138,000
Credit risk | Trade receivables | Not yet due
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	180,207,000	188,906,000
Loss allowance	31,000	(418,000)
Credit risk | Trade receivables | Not yet due | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	180,176,000	189,324,000
Credit risk | Trade receivables | 0-120 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	58,780,000	44,691,000
Loss allowance	(1,503,000)	(1,387,000)
Credit risk | Trade receivables | 0-120 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	60,283,000	46,078,000
Credit risk | Trade receivables | 121-180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	5,460,000	5,645,000
Loss allowance	(771,000)	(1,262,000)
Credit risk | Trade receivables | 121-180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	6,231,000	6,907,000
Credit risk | Trade receivables | >180 days overdue
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	4,343,000	1,215,000
Loss allowance	(12,347,000)	(3,614,000)
Credit risk | Trade receivables | >180 days overdue | Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Trade receivables	16,690,000	4,829,000
Foreign currency risk
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	377,297,000	209,829,000
Foreign currency risk | Thom Browne brand
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(127,072,000)	(116,456,000)
Impact on increase in profit before tax	6,051,000	0.6598
Impact on decrease in profit before tax	(6,688,000)	(0.7293)
Foreign currency risk | Thom Browne
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(127,072,000)	(138,558,000)
Impact on increase in profit before tax	6,043,000	6,663,000
Impact on decrease in profit before tax	(6,419,000)	(7,140,000)
Foreign currency risk | Dondi
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(19,266,000)	(20,010,000)
Impact on increase in profit before tax	1,261,000	1,484,000
Impact on decrease in profit before tax	(1,375,000)	(1,632,000)
Foreign currency risk | Thom Browne And Dondi
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(146,338,000)	(158,568,000)
Impact on increase in profit before tax	7,304,000	8,147,000
Impact on decrease in profit before tax	(7,794,000)	(8,772,000)
Foreign currency risk | Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	0	0
Foreign currency risk | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	326,611,000	329,437,000
Impact on increase in profit before tax	(1.5552)	(1.5688)
Impact on decrease in profit before tax	1.7190	1.7340
Foreign currency risk | Trade receivables | Swiss Franc
Disclosure of financial assets that are either past due or impaired [line items]
Receivables and payables	(15,994,000)	(25,940,000)
Impact on increase in profit before tax	0.0762	0.1235
Impact on decrease in profit before tax	€ (0.0842)	€ (0.1365)